Note 12 - Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction, Amounts of Transaction		$ 0
Services [Member] | Metal Edge [Member]
Related Party Transaction, Amounts of Transaction	$ 144,000